Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 208,000,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	28,724.80
Total Offset Amount	0.00
Net Fee	$ 14,914.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A